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Schwab U.S. Large-Cap Value Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Investment Objective
The fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab U.S. Large-Cap Value Index Fund Schwab U.S. Large-Cap Value Index Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab U.S. Large-Cap Value Index Fund Schwab U.S. Large-Cap Value Index Fund
Management fees	0.035%
Other expenses	none
Total annual fund operating expenses	0.035%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | USD ($)	4	11	20	45

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in stocks that are included in the Russell 1000® Value Index†. The fund attempts to replicate the Russell 1000 Value Index.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. The Russell 1000 Value Index is a subset of the Russell 1000® Index, representing value issuers in the Russell 1000 Index. The index is a float-adjusted market capitalization weighted index that reconstitutes annually. As of December 31, 2023, the index was composed of 848 stocks.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs), (b) other investment companies, and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations.
The investment adviser typically seeks to track the total return of the index by replicating the index. This means that the fund generally expects that it will hold the same securities as those included in the index. However, the investment adviser may use sampling techniques if the investment adviser believes such use will best help the fund to track the index or is otherwise in the best interest
†
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.

of the fund. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations, capitalization, dividend yield, price/ earnings ratio, industry factors, risk factors and other characteristics. When the fund uses sampling techniques, the fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.
The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000 Value Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus

Annual Total Returns (%) as of 12/31

Best Quarter: 16.24% Q4 2020 Worst Quarter: (26.79%) Q1 2020
Average Annual Total Returns as of 12/31/23
Average Annual Returns - Schwab U.S. Large-Cap Value Index Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Schwab U.S. Large-Cap Value Index Fund		11.44%	10.83%	7.39%	Dec. 20, 2017
After Taxes on Distributions | Schwab U.S. Large-Cap Value Index Fund		10.67%	9.89%	6.54%	Dec. 20, 2017
After Taxes on Distributions and Sale of Fund Shares | Schwab U.S. Large-Cap Value Index Fund		7.15%	8.41%	5.65%	Dec. 20, 2017
S&P 500® Index	[1]	26.29%	15.69%	11.96%	Dec. 20, 2017
Russell 1000 Value Index		11.46%	10.91%	7.46%	Dec. 20, 2017
[1]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000 Value Index to the S&P 500® Index.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.